INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. The Company’s subsidiary BaiJiaHuLian HK is located in Hong Kong. From April 2018, BaiJiaHuLian HK is subject to an income tax rate of 8.25% for the first HKD2 million of assessable profit and 16.5% for profit exceeding HKD2 million. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax for the years ended December 31, 2023 and 2024.

The Company’s subsidiary, the VIE and the VIE’s subsidiaries, which were entities incorporated in mainland China (the “Mainland China entities”), are subject to mainland China Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant income tax laws of mainland China, which have adopted a unified income tax rate of 25% since January 1, 2008 with the following exceptions.

Beijing Gaotu qualified as a High and New Technology Enterprise (the "HNTE") from 2017 through 2022 and accordingly was entitled to the 15% preferential tax rate during the period. The HNTE qualification has been renewed in 2023 and is set to expire by 2025.

Beijing Lexuebang also qualified as a HNTE during the year ended December 31, 2019. The HNTE qualification has been renewed in 2024 and is set to expire by 2026. Furthermore, Beijing Lexuebang obtained the qualification of the Software Enterprise Certificate in March 2020, and renewed in 2021, 2022 and 2023. Therefore, Beijing Lexuebang adopted the exemption from EIT for the years 2019 and 2020, and 12.5% from 2021 to 2023.The qualification of the Software Enterprise Certificate has expired in 2024.

Beijing Yuexuebang obtained the qualification of the Software Enterprise Certificate in February 2024 and renewed in March 2025, and adopted exemption from EIT for the years 2023 and 2024.

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

12. INCOME TAXES - continued

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax (expenses)/ benefits	(1,906)	(8,744)	123
Deferred tax benefits/(expenses)	17,611	(1,913)	(8,755)
	15,705	(10,657)	(8,632)

The principle components of deferred tax assets were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Deductible temporary difference related to advertising expenses	764,166	786,469
Net operating loss carrying forwards	641,220	827,031
Transfer of intangible assets	1,171	1,002
Accrued liabilities	1,876	1,891
Total deferred tax assets	1,408,433	1,616,393
Less: valuation allowance	(1,397,121)	(1,616,393)
Deferred tax assets, net	11,312	—

The movements of valuation allowance for the years end December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the period	1,332,885	1,351,067	1,397,121
Acquisitions	6,668	—	—
Additions	11,514	46,054	219,272
Reversal	—	—	—
Balance at end of the period	1,351,067	1,397,121	1,616,393

12. INCOME TAXES - continued

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities:
Building and land use right	67,507	65,706
Intangible assets	4,045	4,475
Unrecognized gains of investments	415	423
Total deferred tax liabilities	71,967	70,604

As of December 31, 2024, the Group had net operating loss carried forward of RMB3,603,336 from the Company's Mainland China entities, which will expire on various dates from December 31, 2025 to December 31, 2034.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to operations was as follow:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
(Loss)/income before provision for income tax and share of results of equity investees	(2,533)	12,524	(1,040,322)
Income tax benefits/(expense) computed at an applicable tax rate of 25%	633	(3,131)	260,081
Effect of permanent differences	(1,423)	(27,346)	(34,587)
Effect of research and development super-deduction	36,263	44,935	52,705
Effect of preferential tax rate	581	17,480	(67,850)
Effect on tax rates in different tax jurisdictions	(8,835)	3,459	291
Change in valuation allowance	(11,514)	(46,054)	(219,272)
	15,705	(10,657)	(8,632)

12. INCOME TAXES - continued

If Beijing Gaotu, Beijing Lexuebang and Beijing Yuexuebang did not enjoy income tax preferential tax rates, tax expenses would have increased by RMB581 and RMB17,480 for the years ended December 31, 2022 and 2023, tax benefit would decreased by RMB67,850 for the years ended December 31, 2024, respectively. The decrease in basic and diluted net income per ordinary share was approximately nil, RMB0.10 for the years ended December 31, 2022 and 2023, the increase in basic and diluted net loss per ordinary share was RMB0.40 for the years ended December 31, 2024, respectively.

The Group did not identify significant unrecognized tax benefits for the year ended December 31, 2024. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2024. As of December 31, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

Aggregate undistributed earnings of the Company’s mainland China subsidiaries and the VIE that are available for reinvestment. Upon distribution of such earnings, the Company will be subject to mainland China EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries do not intend to declare dividends and the Company intends to permanently reinvest it within the mainland China. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings of VIE because the Company believes the undistributed earnings can be distributed from the VIE to WFOEs in a manner that would not be subject to income tax.